Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue

Details of Revenue for years ended December 31, 2016, 2017 and 2018 were as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Product sales - B2C	R$	1,579,857	R$	1,734,204	R$	1,672,380	US$	431,604
Product sales - B2B		65,884		9,388		10,364		2,675
Other revenues - Freight related services		31,136		56,479		59,883		15,455
Other revenues - Marketplace		8,274		34,494		62,874		16,226
Other revenues - Ncard		—		647		2,563		661

Total net sales	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621

Summary of Tax Incentives Recorded in Revenue

For the years ended December 31, 2016, 2017 and 2018, the total amounts of tax incentives recorded in Revenue are as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD
State of Pernambuco	R$	95,151	R$	66,587	R$	46,514	US$	12,004
State of Minas Gerais		121,520		152,588		123,706		31,926

Total tax incentives - Net sales	R$	216,671	R$	219,175	R$	170,220	US$	43,930